                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____

   This Amendment (Check only one.): [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer, Executive Vice President, Secretary and
       Treasurer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher          Fairfield, Ohio        February 11, 2008
---------------------------     ------------------     -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total            22

Form 13F Information Table Value Total       358,263
                                         (thousands)

List of Other Included Managers

No.    File No.                Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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
                          COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5               COLUMN 6    COLUMN 7 COLUMN 8
       ISSUER          TITLE OF CLASS   CUSIP   FMV (000) SHARES/PRINCIPAL SH/PRN INVESTMENT DIS OTH MGRS   SOLE     SHARED   NONE
       ------         --------------- --------- --------- ---------------- ------ -------------- -------- -------- --------- -----
ALLIANCEBERNSTEIN     COMMON          01881G106  140,191     1,863,000       SH    SHARED-OTHER     01       --    1,863,000  --
DUKE ENERGY CORP      COMMON          26441C105   16,913       838,500       SH    SHARED-OTHER     01       --      838,500  --
FIFTH THIRD BANCORP   COMMON          316773100   26,038     1,036,125       SH    SHARED-OTHER     01       --    1,036,125  --
FORTUNE BRANDS INC    COMMON          349631101    7,236       100,000       SH    SHARED-OTHER     01       --      100,000  --
GENERAL ELECTRIC CO   COMMON          369604103    3,707       100,000       SH    SHARED-OTHER     01       --      100,000  --
GLIMCHER REALTY TRUST COMMON          379302102   12,861       900,000       SH    SHARED-OTHER     01       --      900,000  --
HUNTINGTON BANCSHARES
   INC                COMMON          446150104    4,958       335,878       SH    SHARED-OTHER     01       --      335,878  --
JOHNSON & JOHNSON     COMMON          478160104    8,338       125,000       SH    SHARED-OTHER     01       --      125,000  --
KELLWOOD CORP         CONVERTIBLE DEB 488044AF5    1,607     1,850,000       PRN   SHARED-OTHER     01       --           --  --
LINCOLN NATIONAL CORP COMMON          534187109    8,733       150,000       SH    SHARED-OTHER     01       --      150,000  --
NATIONAL CITY
   CORPORATION        COMMON          635405103   26,468     1,608,032       SH    SHARED-OTHER     01       --    1,608,032  --
PARTNERRE LTD         COMMON          G6852T105    3,947        47,828       SH    SHARED-OTHER     01       --       47,828  --
PFIZER INC            COMMON          717081103    6,899       303,500       SH    SHARED-OTHER     01       --      303,500  --
PIEDMONT NATURAL GAS  COMMON          720186105      534        20,400       SH    SHARED-OTHER     01       --       20,400  --
PNC FINANCIAL
   SERVICES GROUP     COMMON          693475105   16,025       244,100       SH    SHARED-OTHER     01       --      244,100  --
PROCTER & GAMBLE
   CORPORATION        COMMON          742718109    7,709       105,000       SH    SHARED-OTHER     01       --      105,000  --
SPECTRA ENERGY CORP   COMMON          847560109   10,825       419,250       SH    SHARED-OTHER     01       --      419,250  --
SYSCO CORP            COMMON          871829107      780        25,000       SH    SHARED-OTHER     01       --       25,000  --
U S BANCORP           COMMON          902973304    7,935       250,000       SH    SHARED-OTHER     01       --      250,000  --
WACHOVIA CORP         COMMON          929903102    1,521        40,000       SH    SHARED-OTHER     01       --       40,000  --
WELLS FARGO & CO      COMMON          949746101   22,944       760,000       SH    SHARED-OTHER     01       --      760,000  --
WYETH                 COMMON          983024100   22,095       500,000       SH    SHARED-OTHER     01       --      500,000  --
                                                 -------
                                                 358,263
                                                 =======


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